Equity (Deficit) (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure Of Equity [abstract]
Summary of Certificate of Contribution "A"
PEMEX’s Certificates of Contribution “A” are as follows:

	Amount
Certificates of Contribution “A” as of December 31, 2021	Ps.	841,285,576
Increase in Certificates of Contribution “A” during 2022	188,306,717
Certificates of Contribution “A” as of December 31, 2022	Ps.	1,029,592,293
Increase in Certificates of Contribution “A” during 2023	166,615,123
Certificates of Contribution “A” as of December 31, 2023	Ps.	1,196,207,416

Summary of Government Contributions to Petróleos Mexicanos through the Ministry of Energy
Mexican Government contributions made in the form of Certificates of Contribution “A” during 2023 totaled Ps. 166,615,123 and were designated for the construction of the Olmeca Refinery in Dos Bocas, Paraíso, Tabasco, for the strengthening of financial position and the rehabilitation plan of the National Refining System, as follows:

Date	Construction of the Olmeca Refinery	Strengthening of Fertilizers chain	Rehabilitation Plan of the refineries		Strengthening of financial position
January 19	—	600,000	—		—
January 30	—	600,000	—		—
February 23	6,000,000	—	—		—
March 16	—	—	10,500,000		—
July 26	—	—	—		64,970,000
August 10	5,534,500	—	—		—
September 13	—	—	—		6,766,000
September 15	6,000,000	—	—		—
September 15	—	1,700,000	—		—
October 24	—	—	—		55,944,623
December 18	8,000,000	—	—		—
Total	25,534,500	2,900,000	Ps.	10,500,000	Ps.	127,680,623